Note 15 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2020	December 31, 2021
Interest rate swap contracts	Current assets – Derivatives	-	540,753
Total derivative assets		-	540,753

Interest rate swap contract	Current liabilities – Derivative	203,553	-
Interest rate swap contracts	Long-term liabilities – Derivatives	362,195	952,666
Total derivative liabilities		565,748	952,666

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2021
Interest rate swap contract– Unrealized (loss) / gain	Loss on derivatives, net	-	(565,748)	153,835
Interest rate swap contract- Realized loss	Loss on derivatives, net	(2,885)	(22,240)	(180,976)
Total net (loss) / gain on interest rate swap contract		(2,885)	587,988	(27,141)